DEBT - Schedule of payments on outstanding debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / oz	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt	$ 95,605	$ 104,823
Year ending December 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt	23,410
Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	15,864
Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	7,546
Year ending December 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt	40,445
Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	34,757
Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	5,688
Year ending December 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt	6,256
Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,222
Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	4,034
Year ending December 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt	57,848
Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	53,998
Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,850
Year ending December 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt	890
Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	834
Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	56
Equipment financing credit facility | Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	147
Equipment financing credit facility | Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	4
Equipment financing credit facility | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Equipment financing credit facility | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	1,229
Finance leases | Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	63
Finance leases | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	269
Finance leases | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	8
Finance leases | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Debt	10,000
Ecobank Loan III | Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,222
Ecobank Loan III | Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	831
Ecobank Loan III | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,222
Ecobank Loan III | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	629
Ecobank Loan III | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,222
Ecobank Loan III | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	429
Ecobank Loan III | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,500
Ecobank Loan III | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	245
Ecobank Loan III | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	834
Ecobank Loan III | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	56
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Debt	$ 42,515	$ 47,617	$ 0
Borrowings, interest rate	7.00%
7% Convertible Debentures | Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	$ 0
7% Convertible Debentures | Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	51,498
7% Convertible Debentures | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Debt	$ 20,000			$ 20,000
Debt mandatory repayments as percentage of excess cash flow for remainder of 2017	25.00%
Debt mandatory repayments as percentage of excess cash flow beginning 2018 until maturity	50.00%
Debt interest payments calculation multiple	0.625			0.625
Debt interest payments calculation dividing basis	10,000			10,000
Borrowings, interest rate	8.00%			11.50%
Debt interest payments calculation basis (in USD per ounce) | $ / oz	1,300
Royal Gold loan | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.50%
Royal Gold loan | Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	$ 0
Royal Gold loan | Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,625
Royal Gold loan | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	20,000
Royal Gold loan | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	948
Royal Gold loan | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Royal Gold loan | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Royal Gold loan | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Royal Gold loan | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Royal Gold loan | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Royal Gold loan | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	$ 0
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Vendor agreement | Year ending December 31, 2018 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	$ 12,266
Vendor agreement | Year ending December 31, 2018 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,418
Vendor agreement | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	12,266
Vendor agreement | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	498
Vendor agreement | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	$ 0